Fair Value (Fair Value Measurement - Nonrecurring Basis) (Details) - Fair Value, Measurements, Nonrecurring [Member] - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Loans Held-for-Sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Disposal Group, Including Discontinued Operation, Other Loans	$ 105	$ 36
Lower of cost or fair value or valuation reserve allowance	0	0
Commercial Finance Receivables And Loans, Automotive [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial Finance Receivables and Loans, Net, Fair Value	19	24
Lower of cost or fair value or valuation reserve allowance	(2)	(6)
Commercial Finance Receivables And Loans, Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial Finance Receivables and Loans, Net, Fair Value	29	32
Lower of cost or fair value or valuation reserve allowance	(15)	(15)
Commercial Finance Receivables And Loans, Commercial Real Estate Automotive [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial Finance Receivables and Loans, Net, Fair Value	4
Lower of cost or fair value or valuation reserve allowance	(3)
Commercial Loan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial Finance Receivables and Loans, Net, Fair Value	52	56
Lower of cost or fair value or valuation reserve allowance	(20)	(21)
Repossessed And Foreclosed Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Assets, Fair Value Disclosure	9	8
Lower of cost or fair value or valuation reserve allowance	(3)	(2)
Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Assets, Fair Value Disclosure	6	2
Lower of cost or fair value or valuation reserve allowance	(2)	0
Assets, Total [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	172	102
Lower of cost or fair value or valuation reserve allowance	(25)	(23)
Fair Value, Inputs, Level 1 [Member] | Loans Held-for-Sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Disposal Group, Including Discontinued Operation, Other Loans	0	0
Fair Value, Inputs, Level 1 [Member] | Commercial Finance Receivables And Loans, Automotive [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial Finance Receivables and Loans, Net, Fair Value	0	0
Fair Value, Inputs, Level 1 [Member] | Commercial Finance Receivables And Loans, Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial Finance Receivables and Loans, Net, Fair Value	0	0
Fair Value, Inputs, Level 1 [Member] | Commercial Finance Receivables And Loans, Commercial Real Estate Automotive [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial Finance Receivables and Loans, Net, Fair Value	0
Fair Value, Inputs, Level 1 [Member] | Commercial Loan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial Finance Receivables and Loans, Net, Fair Value	0	0
Fair Value, Inputs, Level 1 [Member] | Repossessed And Foreclosed Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Assets, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 1 [Member] | Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Assets, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 1 [Member] | Assets, Total [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	0	0
Fair Value, Inputs, Level 2 [Member] | Loans Held-for-Sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Disposal Group, Including Discontinued Operation, Other Loans	0	0
Fair Value, Inputs, Level 2 [Member] | Commercial Finance Receivables And Loans, Automotive [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial Finance Receivables and Loans, Net, Fair Value	0	0
Fair Value, Inputs, Level 2 [Member] | Commercial Finance Receivables And Loans, Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial Finance Receivables and Loans, Net, Fair Value	0	0
Fair Value, Inputs, Level 2 [Member] | Commercial Finance Receivables And Loans, Commercial Real Estate Automotive [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial Finance Receivables and Loans, Net, Fair Value	0
Fair Value, Inputs, Level 2 [Member] | Commercial Loan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial Finance Receivables and Loans, Net, Fair Value	0	0
Fair Value, Inputs, Level 2 [Member] | Repossessed And Foreclosed Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Assets, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 2 [Member] | Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Assets, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 2 [Member] | Assets, Total [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	0	0
Fair Value, Inputs, Level 3 [Member] | Loans Held-for-Sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Disposal Group, Including Discontinued Operation, Other Loans	105	36
Fair Value, Inputs, Level 3 [Member] | Commercial Finance Receivables And Loans, Automotive [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial Finance Receivables and Loans, Net, Fair Value	19	24
Fair Value, Inputs, Level 3 [Member] | Commercial Finance Receivables And Loans, Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial Finance Receivables and Loans, Net, Fair Value	29	32
Fair Value, Inputs, Level 3 [Member] | Commercial Finance Receivables And Loans, Commercial Real Estate Automotive [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial Finance Receivables and Loans, Net, Fair Value	4
Fair Value, Inputs, Level 3 [Member] | Commercial Loan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial Finance Receivables and Loans, Net, Fair Value	52	56
Fair Value, Inputs, Level 3 [Member] | Repossessed And Foreclosed Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Assets, Fair Value Disclosure	9	8
Fair Value, Inputs, Level 3 [Member] | Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Assets, Fair Value Disclosure	6	2
Fair Value, Inputs, Level 3 [Member] | Assets, Total [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	$ 172	$ 102